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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [ ] Amendment Number: _________
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey        Greenwich, CT   August 14, 2009
-------------------------   -------------   ---------------
(Signature)                 (City, State)       (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            17
Form 13F Information Table Value Total:     9,709,075
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------------
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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Page 1 of 1


                       FORM 13F Information Table - Public


     Column 1:             Column 2:  Column 3:   Column 4:       Column 5:       Column 6  Column 7:        Column 8:
---------------------      --------- ----------- ----------- ------------------- ---------- --------- ----------------------
                                                                                                         Voting Authority
                             Title               Fair Market Shares or                                ----------------------
                               of       CUSIP       Value    Principal  SH/ Put/ Investment   Other       (a)      (b)  (c)
   Name of Issuer            Class      Number   (x $1,000)    Amount   PRN Call Discretion  Managers    Sole    Shared None
---------------------      --------- ----------- ----------- ---------- --- ---- ---------- --------- ---------- ------ ----
Acxiom Corp.               COM       005125-10-9      29,086  3,293,989  SH         SOLE               3,293,989
AutoNation, Inc.           COM       05329W-10-2     104,026  5,995,748  SH        DEFINED      1      5,995,748
AutoNation, Inc.           COM       05329W-10-2   1,279,148 73,726,086  SH         SOLE              73,726,086
AutoZone Inc.              COM       053332-10-2     578,425  3,827,841  SH        DEFINED      1      3,827,841
AutoZone Inc.              COM       053332-10-2   2,581,718 17,085,026  SH         SOLE              17,085,026
CIT Group, Inc.            COM       125581-10-8      33,125 15,406,937  SH         SOLE              15,406,937
Citigroup Inc.             COM       172967-10-1      56,679 19,083,800  SH         SOLE              19,083,800
Capital One Financial
   Corp.                   COM       14040H-10-5     220,172 10,062,700  SH         SOLE              10,062,700
Centex Corporation         COM       152312-10-4       1,480    174,980  SH         SOLE                 174,980
Federal National
   Mortgage Association    COM       313586-10-9      12,890 22,223,490  SH         SOLE              22,223,490
Genworth Financial,
   Inc.                    COM CL A  37247D-10-6     102,920 14,723,857  SH         SOLE              14,723,857
Home Depot, Inc.           COM       437076-10-2     234,726  9,933,392  SH         SOLE               9,933,392
The Hartford
   Financial Services
   Group, Inc.             COM       416515-10-4       8,903    750,000  SH         SOLE                 750,000
PHH Corporation            COM NEW   693320-20-2      22,486  1,236,873  SH         SOLE               1,236,873
Sears Holdings Corp.       COM       812350-10-6      23,614    354,985  SH        DEFINED      1        354,985
Sears Holdings Corp        COM       812350-10-6   4,368,327 65,669,381  SH         SOLE              65,669,381
SLM Corporation            COM       78442P-10-6      51,350  5,000,000  SH         SOLE               5,000,000